Share Based Compensation	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Share Based Compensation
3 3 .	SHARE BASED COMPENSATION
Long-term incentive plan
On May 13, 2020, Algoma Steel Holdings Inc. established a long-term incentive plan (“LTIP” or “Plan”), which was approved by the Board of Directors. The LTIP was designed to promote the alignment of senior management and employees of the Company with long-term shareholder interests.
Upon the consummation of the Merger on October 19, 2021, the Company cancelled the previous Plan and all outstanding awards under the Plan were replaced with Replacement LTIP awards (refer to Note 3
1
). Subsequent to the cancellation of the Plan, the company introduced an Omnibus Plan. Under the terms of the Omnibus Plan, the maximum number of common shares that may be awarded is 8.8 million common shares. The awards issuable under the Plan consists of Restricted Share Units (“RSU”), Deferred Share Units (“DSU”) Performance Share Units (“PSU”) and stock options.
Deferred share units
Under the terms of the Omnibus Plan, DSUs may be issued to members of the Board of Directors as may be designated by the Board of Directors from time-to-time
in satisfaction of all or a portion of Director fees. The number of DSUs to be issued in satisfaction of a payment of Director fees shall be equal to the amount of the Director fees divided by the given day volume weighted average price of the Company’s common shares preceding the grant date. DSUs are equity-settled share-based payments measured at fair value at the date of grant and expensed immediately as the underlying services have been rendered. The grant date fair value is approximated by the price of the Company’s common shares on the date of grant. DSUs do not have an exercise price and become exercisable for one common share of the Company upon the retirement of the Director, or in the event of incapacity.
For the year ended March 31, 2023, the Company granted 156,629 DSUs under the Omnibus Plan to certain directors of the Company, with a grant date fair value based on the market price of the Company’s common shares on the day of the grant. In addition 4,441 DSUs were granted as dividend equivalents.
On March 31, 2023, the Company recorded a share-based payment compensation expense of $1.7 million in administrative and selling expense on the consolidated statement of net income and contributed surplus on the consolidated statements of financial position (March 31, 2022 - $0.7 million).
As at March 31, 2023, a total of 215,628 DSUs
we
re outstanding. No exercises, cancellations or forfeiture of DSUs have been recorded to date.

Restricted share units and performance share units
Under the terms of the Omnibus Plan, RSUs and PSUs may be issued to employees of the Company as may be designed by the Board of Directors in order to retain and motivate employees. RSUs and PSUs are equity-settled share-based payments measured at fair value at the date of grant and expensed over the vesting period. The grant date fair value takes into account any non-vesting
conditions. The subsequent recognition of the grant date fair value over the vesting period involves the Company’s estimation of the RSUs and PSUs that will eventually vest and adjusts for the likelihood of achieving service conditions and non-market
performance conditions. RSUs and PSUs do not have an exercise price and become exercisable for one common share of the Company on the vesting date. The price of the Company’s common shares on the grant date is used to approximate the grant date fair value of each unit of RSUs and PSUs.
On May 17, 2022, 141,203 RSUs and 556,348 PSUs were granted to certain employees of the Company, with a grant date fair value of US $9.40 per award based on the market price of the Company’s common shares. The RSUs and
P
SUs vest on March 15, 2024 upon the achievement of service and non-market
performance conditions. The total grant date fair value determined is recognized on a straight-line basis over the vesting period and is subject to true-ups
at each period end to reflect the likelihood of achieving certain performance conditions.
As at March 31, 2023, additional awards were granted as dividend equivalents totaling 3,479 and 13,740 RSUs and PSUs, respectively. Further, based on the achievement of the non-market
performance conditions and forfeiture of awards from employee departures, 144,682 and 178,407 units of RSUs and PSUs, respectively, remain outstanding for recognition over the remainder of the vesting period.
Accordingly, for the year ended March 31, 2023, the Company recorded share-based payment compensation expense of $
2.2 million in administrative and selling expenses on the consolidated statement of net income and contributed surplus on the consolidated statements of financial position. No exercises or cancellation
s
of RSUs and PSUs have been recorded to date.